Pension and other employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2016
Components of Net Periodic Costs

The following table presents the components of net periodic cost of the severance indemnities and pension plans for the fiscal years ended March 31, 2014, 2015 and 2016:

	2014	2015	2016
	(in millions of yen)
Service cost-benefits earned during the fiscal year	33,429	33,578	38,032
Interest costs on projected benefit obligations	20,341	13,060	10,479
Expected return on plan assets	(37,047)	(38,087)	(40,603)
Amortization of prior service benefits	(195)	(195)	(195)
Amortization of net actuarial loss (gain)	7,039	150	(4,108)
Special termination benefits	5,429	5,504	4,456

Net periodic benefit cost	28,996	14,010	8,061

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before-tax for the fiscal years ended March 31, 2015 and 2016 are summarized as follows:

	2015	2016
	(in millions of yen)
Net actuarial gain (loss)	246,523	(160,132)
Amortization of net actuarial loss (gain)	150	(4,108)
Amortization of prior service benefits	(195)	(195)

Total recognized in other comprehensive income (loss) before-tax	246,478	(164,435)

Schedule of Assumptions Used

Weighted-average assumptions used to determine benefit obligations and net periodic benefit cost are as follows:

	2014	2015	2016
Weighted-average assumptions used to determine benefit obligations at fiscal year end:
Discount rates	0.96%	0.76%	0.37%
Rates of increase in future compensation levels	2.00-4.80%	2.00-4.80%	1.80-4.80%
Weighted-average assumptions used to determine net periodic benefit cost during the year:
Discount rates	1.44%	0.96%	0.76%
Rates of increase in future compensation levels	2.31-6.57%	2.00-4.80%	2.00-4.80%
Expected rates of return on plan assets	2.42%	2.17%	1.95%

Combined Funded Status and Amounts Recognized in Accompanying Consolidated Balance Sheets

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2015 and 2016 for the plans of MHFG and its subsidiaries:

	2015	2016
	(in millions of yen)
Change in benefit obligations:
Benefit obligations at beginning of fiscal year	1,320,690	1,392,459
Service cost	33,578	38,032
Interest cost	13,060	10,479
Plan participants’ contributions	1,179	1,192
Actuarial loss (gain)	86,780	125,122
Foreign exchange translation	2,444	(4,054)
Benefits paid	(50,266)	(51,392)
Lump-sum payments	(15,006)	(16,630)

Benefit obligations at end of fiscal year	1,392,459	1,495,208

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,706,054	2,081,600
Actual return (negative return) on plan assets	371,694	5,058
Foreign exchange translation	1,833	(3,312)
Employer contributions	51,106	49,850
Plan participants’ contributions	1,179	1,192
Benefits paid	(50,266)	(51,392)

Fair value of plan assets at end of fiscal year	2,081,600	2,082,996

Funded status	689,141	587,788

Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	712,523	612,102
Accrued pension liability	(23,382)	(24,314)

Net amount recognized	689,141	587,788

Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefits (cost)	(830)	(1,025)
Net actuarial gain (loss)	221,859	57,619

Net amount recognized	221,029	56,594

Note:	The aggregated accumulated benefit obligations of these plans were ¥1,390,738 million and ¥1,493,393 million, respectively, as of March 31, 2015 and 2016. The defined benefit plans generally employ a multi-variable and non-linear formula based upon rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets

The following table shows the projected benefit obligations and the fair value of plan assets for the plans of MHFG and its subsidiaries with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2015 and 2016:

	2015	2016
	(in millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	51,707	50,554
Fair value of plan assets	28,325	26,240
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	49,986	48,738
Fair value of plan assets	28,325	26,240

Note:	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.

Schedule of Allocation of Plan Assets

MHFG and certain subsidiaries’ target allocation for the plan assets, excluding those of the employee retirement benefit trusts, at March 31, 2016 is as follows:

Asset category	Asset ratio
Japanese equity securities	5.00%
Japanese debt securities	44.00%
Foreign equity securities	25.00%
Foreign debt securities	10.00%
General account of life insurance companies	14.00%
Other	2.00%

Total	100.00%

Note:	General account of life insurance companies is a contract with life insurance companies which guarantees payments of principal and predetermined interest rates.

Fair Value of Plan Assets by Asset Category

The following table presents the fair value of plan assets of MHFG and its subsidiaries at March 31, 2015 and 2016, by asset class. For the detailed information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodologies, see Note 27 “Fair value”.

	2015						2016
	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in billions of yen)
Japanese equity securities:
Common stocks (1)	1,085		—		—	1,085	1,114		1		—	1,115
Pooled funds (2)	9		65		—	74	10		51		—	61
Japanese debt securities:
Government bonds	240		—		—	240	262		—		—	262
Pooled funds (2)	—		73		—	73	—		84		—	84
Other	—		28		—	28	—		32		—	32
Foreign equity securities:
Common stocks	106		4		—	110	98		4		—	102
Pooled funds (2)	16		146		—	162	—		154		—	154
Foreign debt securities:
Government bonds	66		7		—	73	72		6		—	78
Pooled funds (2)	—		13		—	13	—		13		—	13
Other	—		16		—	16	—		18		—	18
General account of life insurance companies (3)	—		118		—	118	—		121		—	121
Hedge funds	—		—		3	3	—		—		3	3
Other	84	(4)	3	(5)	—	87	44	(4)	(4	) (5)	—	40

Total assets at fair value	1,606		473		3	2,082	1,600		480		3	2,083

Notes:

(1)	This class represents equity securities held in the employee retirement benefit trusts of ¥1,085 billion and ¥1,115 billion at March 31, 2015 and 2016, respectively, which are well-diversified across industries.
(2)	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemed within a short-term period upon request.
(3)	Investments in this class are measured at conversion value.
(4)	Amounts primarily include cash and short-term assets carried at fair value.
(5)	Amounts primarily include foreign exchange contracts carried at fair value.

Schedule of Expected Benefit Payments

The following table presents forecasted benefit payments including the effect of expected future service for the fiscal years indicated:

(in millions of yen)
Fiscal year ending March 31:
2017	66,777
2018	68,373
2019	69,634
2020	70,856
2021	71,263
2022-2026	350,152